Other current financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Other current financial assets
Schedule of other current financial assets

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Guarantee deposit as part of the research tax credit prefinancing from NEFTYS (see note 12)	584	590
Guarantee deposit related to the non-convertible bonds (Kreos 2018 contract)	320	—
Short term deposits	—	—
Total other current financial assets	904	590